Equity Method Investment - Schedule of equity method investment fair value (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 10, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Equity Method Investment, Summarized Financial Information [Abstract]
Cash received	$ 130,000
Plus: Fair value of equity method investment	31,223
Less: Carrying value of transferred assets	(29,974)
Gain on sale of business	$ 131,249	$ 0	$ 0	$ 0	$ 131,249	$ 131,249	$ 0